Financial instruments: (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2010
Credit risk:
Maximum credit exposure	164,604
Minimum
Credit risk:
Payment period	30 days
Maximum
Credit risk:
Payment period	90 days
Accounts receivable | Accounts receivable balance | Customer receivables
Credit risk:
Accounts receivable by type of receivable (as a percent)	77.00%	85.00%
Accounts receivable | Accounts receivable balance | Government grants receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	2.00%	8.00%
Accounts receivable | Accounts receivable balance | Due from partners and indirect and value added taxes receivable
Credit risk:
Accounts receivable by type of receivable (as a percent)	21.00%	7.00%